GENERAL (Details) (USD $)	9 Months Ended	12 Months Ended									12 Months Ended				3 Months Ended		3 Months Ended			3 Months Ended						3 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Person Vessel		Dec. 31, 2011	Dec. 31, 2010	Apr. 12, 2011 Vessel	Dec. 31, 2012 Interest Rate Swaps [Member]	Dec. 31, 2012 Foreign Currency Swaps [Member]	Dec. 31, 2012 FSRUs [Member] Vessel	Dec. 31, 2012 LNG Carriers [Member] Vessel	Dec. 31, 2011 Restatement Adjustment [Member]	Dec. 31, 2010 Restatement Adjustment [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2010 Scenario, Previously Reported [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member]	Dec. 31, 2011 Golar LNG Partners LP [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] Limited Partner [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] Limited Partner [Member] Common Units [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] Limited Partner [Member] Subordinated Units [Member]	Apr. 12, 2011 Golar Energy [Member] General Partner [Member] Incentive Distribution Rights [Member]	Dec. 31, 2012 Nusantara Regas Satu [Member]	Dec. 31, 2011 Nusantara Regas Satu [Member]	Dec. 31, 2011 Nusantara Regas Satu [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Golar Grand [Member]	Dec. 31, 2011 Golar Grand [Member] Restatement Adjustment [Member]	Apr. 12, 2011 Golar GP LLC [Member] General Partner [Member]	Apr. 12, 2011 Golar GP LLC [Member] General Partner [Member] Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Ownership interest in subsidiary contributed to partnership (in hundredths)															60.00%	100.00%
Limited Partners' capital account units issued (in shares)																		23,127,254	15,949,831
Limited partners ownership interest (in hundredths)																	98.00%	98.00%
General partners ownership interest (in hundredths)																										2.00%
Ownership of incentive distribution rights																				19.00%							81.00%
Common partnership units sold (in units)															13,800,000
Proceeds from issuance of common units in IPO offering															$ 310,500,000
Number of vessels, partnership interest		4				4			4	3
Vessels, net	662,021,000	707,147,000		662,021,000																			180,100,000
Vessels under capital leases, net	501,903,000	485,632,000		501,903,000																					130,700,000
Tax benefit on intra-group transfers of long-term assets	27,599,000	18,529,000		27,599,000																	8,400,000
Restricted cash noncurrent	185,270,000	190,523,000		185,270,000																				45,000,000
Capital lease obligations	5,909,000	5,837,000		5,909,000																		137,700,000
Negative working capital		62,300,000
Number of board members that become electable by the common unitholders		4
Maximum number of board of directors		7
Swap derivatives included in current liabilities							25,000,000	20,500,000
Deferred drydocking and operating cost revenue	14,506,000	12,848,000		14,506,000
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Time charter revenues		286,630,000		225,452,000	205,808,000						21,727,000	23,268,000	203,725,000	182,540,000
Net income (loss)	71,947,000 [1]	127,141,000	[2]	95,397,000	63,517,000						5,873,000	(8,094,000)	89,524,000	71,611,000
Equity	298,033,000			298,033,000	376,940,000						208,069,000	101,680,000	89,964,000	275,260,000
Total assets	1,437,813,000	1,510,974,000		1,437,813,000	1,407,810,000						362,318,000	271,917,000	1,075,495,000	1,135,893,000
Total liabilities	$ 1,139,780,000	$ 1,269,430,000		$ 1,139,780,000	$ 1,030,870,000						$ 154,249,000	$ 170,237,000	$ 985,531,000	$ 860,633,000

[1]	The post acquisition net income (from October 19, 2011 to December 31, 2011) relating to the Golar Freeze in 2011 included within net income was $4.8 million.
[2]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.